File No. 2-85574


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                        AMENDMENT NO. 14

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


     THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 106
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



      NIKE SECURITIES L.P.         CHAPMAN AND CUTLER
      Attn:  James A. Bowen        Attn:  Eric F. Fess
      1001 Warrenville Road        111 West Monroe Street
      Lisle, Illinois  60532       Chicago, Illinois  60603


        (Name and complete address of agents for service)
It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    September 30, 1997
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or
486)
Pursuant to Rule 24f-2 under the Investment Company Act of  1940,
the issuer has registered an indefinite amount of securities.   A
24f-2 Notice for the offering was last filed on July 21, 1997.


              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT
This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

      The facing sheet

      The purpose of the Amendment

      The signatures

      The Consent of Independent Auditors

      Financial Data Schedule




                  THE PURPOSE OF THE AMENDMENT
The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of The First Trust of Insured Municipal Bonds, Series 106 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

                           SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust of Insured Municipal Bonds, Series 106, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on September 30, 1997.

THE FIRST TRUST OF INSURED MUNICIPAL BONDS, SERIES 106
                                                      (Registrant)
                                By    NIKE SECURITIES L.P.
                                                      (Depositor)


                                By    Robert M. Porcellino
                                      Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen    Director of       )
                   Nike Securities        )
                   Corporation, the       )
                   General Partner        ) September 30, 1997
                   of Nike Securities L.P.)
                                          )
David J. Allen          Director of       )
                     Nike Securities      )Robert M. Porcellino
            Corporation, the General      )Attorney-in-Fact**
                     Partner of Nike
                      Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., the Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.


                  CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the caption "Experts" and to the use of our report dated August 29, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust of Insured Municipal Bonds dated September 25, 1997.



                                  ERNST & YOUNG LLP




Chicago, Illinois
September 24, 1997